UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               Form 13F COVER PAGE

       Report for the Calendar Year or Quarter Ended: September 30, 2005
                 Check here if Amendment [ ] Amendment Number: _

                        This Amendment (Check only one):
                              | | is a restatement.
                              | | adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Private Management Group, Inc.
Address:    20 Corporate Park, Suite 400
            Irvine, CA 92606

Form 13F File Number: 028-05223

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert T. Summers, CFA
Title: Chief Financial Officer, Private Management Group, Inc.
Phone: (949) 752-7500
Signature, Place, and Date of Signing:

/s/ Robert T. Summers, CFA    Irvine, California    November 2, 2005

Report Type (Check only one):
|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)
|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:      0 (ZERO)

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total: $502,958,000



List of Other Included Managers: NONE

                                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105    12416   420182 SH       SOLE                   420182
AMERICA MOVIL S A DE C V       SPON ADR L SHS   02364W105    10121   384532 SH       SOLE                   384532
ALLTEL CORP                    COM              020039103     9667   148466 SH       SOLE                   148466
BERKSHIRE HATHAWAY INC DEL     CL A             084670108     1804       22 SH       SOLE                       22
BERKSHIRE HATHAWAY INC DEL     CL B             084670207    11609     4251 SH       SOLE                     4251
BROADWING CORP                 COM              11161E101     4144   830483 SH       SOLE                   830483
CITIGROUP INC                  COM              172967101     7913   173833 SH       SOLE                   173833
CROWN HOLDINGS INC             COM              228368106     7121   446731 SH       SOLE                   446731
CRESCENT REAL ESTATE EQUITIE   COM              225756105     7239   352948 SH       SOLE                   352948
CRESCENT REAL ESTATE EQUITIE   PFD CV A 6.75%   225756204     2863   129255 SH       SOLE                   129255
US LEC CORP                    CL A             90331S109      637   333545 SH       SOLE                   333545
COMCAST CORP NEW               Cl A             20030N101     4654   158418 SH       SOLE                   158418
COMCAST CORP NEW               CL A SPL         20030N200     7814   271491 SH       SOLE                   271491
CRIIMI MAE INC                 COM NEW          226603504    21342  1240115 SH       SOLE                  1240115
CRIIMI MAE INC                 PFD B CONV $25   226603207       26     1000 SH       SOLE                     1000
CNA FINL CORP                  COM              126117100    11851   396756 SH       SOLE                   396756
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208    13661   911953 SH       SOLE                   911953
DOBSON COMMUNICATIONS CORP     CL A             256069105    12706  1654491 SH       SOLE                  1654491
DISCOVERY HOLDING CO           CL A COM         25468Y107     9238   640184 SH       SOLE                   640184
DUKE ENERGY CORP               COM              264399106     4569   156622 SH       SOLE                   156622
FIRST DATA CORP                COM              319963104     3694    92338 SH       SOLE                    92338
FAIRFAX FINL HLDGS LTD         SUB VTG          303901102    12222    70284 SH       SOLE                    70284
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS   344419106     3248    46454 SH       SOLE                    46454
FRANKLIN UNVL TR               SH BEN INT       355145103     5453   875240 SH       SOLE                   875240
TEMPLETON GLOBAL INCOME FD     COM              880198106      412    47517 SH       SOLE                    47517
GATEWAY INC                    COM              367626108     2658   984319 SH       SOLE                   984319
HUNTSMAN CORP                  COM              447011107     6707   343079 SH       SOLE                   343079
HUNTSMAN CORP                  PFD MND CV 5%    447011206     5953   133855 SH       SOLE                   133855
MORGAN STANLEY                 INSD CA MUN      61745P825     3067   216925 SH       SOLE                   216925
PERUSAHAAN PERS INDO SATELLI   SPONSORED ADR    715680104      723    28925 SH       SOLE                    28925
LIBERTY MEDIA CORP NEW         COM SER A        530718105    17216  2138607 SH       SOLE                  2138607
LIBERTY GLOBAL INC             COM SER A        530555101     6794   250806 SH       SOLE                   250806
LIBERTY GLOBAL INC             COM SER C        530555309     6463   250973 SH       SOLE                   250973
LOEWS CORP                     COM              540424108    12491   135167 SH       SOLE                   135167
MILLICOM INTL CELLULAR S A     SHS NEW          L6388F110     2599   141101 SH       SOLE                   141101
MTR GAMING GROUP INC           COM              553769100     2310   288339 SH       SOLE                   288339
MONTPELIER RE HOLDINGS LTD     SHS              G62185106     6945   279493 SH       SOLE                   279493
METROMEDIA INTL GROUP INC      PFD CONV %       591695200    31854   806428 SH       SOLE                   806428
NASH FINCH CO                  COM              631158102     8525   202051 SH       SOLE                   202051
NATL EQUIP SVCS INC NEW        COM              640820106     5219   474452 SH       SOLE                   474452
NEWS CORP                      CL A             65248E104    10450   670282 SH       SOLE                   670282
NUVEEN SELECT TAX FREE INCM    SH BEN INT       67063C106     3390   250000 SH       SOLE                   250000
OWENS ILL INC                  COM NEW          690768403     6523   316320 SH       SOLE                   316320
OWENS ILL INC                  PFD CONV $.01    690768502     3254    88197 SH       SOLE                    88197
PMC COML TR                    SH BEN INT       693434102      443    33000 SH       SOLE                    33000
PIMCO FLOATING RATE STRTGY F   COM              72201J104     1960   109800 SH       SOLE                   109800
PUTNAM MASTER INTER INCOME T   SHR BEN INT      746909100     5064   810210 SH       SOLE                   810210
PARK OHIO HLDGS CORP           COM              700666100     9577   545384 SH       SOLE                   545384
PORTUGAL TELECOM SGPS S A      SPONSORED ADR    737273102     7663   842131 SH       SOLE                   842131
Q E P INC                      COM              74727K102     2760   241082 SH       SOLE                   241082
RCN CORP                       COM NEW          749361200     7222   340333 SH       SOLE                   340333
SEA CONTAINERS LTD             CL A             811371707     6568   560437 SH       SOLE                   560437
SK TELECOM LTD                 SPONSORED ADR    78440P108     8462   387464 SH       SOLE                   387464
ST PAUL TRAVELERS INC          COM              792860108    14848   330907 SH       SOLE                   330907
SOUTHERN UN CO NEW             COM              844030106     5275   204684 SH       SOLE                   204684
SAFEWAY INC                    COM NEW          786514208    13622   532105 SH       SOLE                   532105
TESORO CORP                    COM              881609101     6169    91753 SH       SOLE                    91753
VALERO ENERGY CORP NEW         COM              91913Y100    10339    91444 SH       SOLE                    91444
VODAFONE GROUP PLC NEW         SPONSORED ADR    92857W100    14804   570054 SH       SOLE                   570054
WILLIAMS COS INC DEL           COM              969457100    10225   408192 SH       SOLE                   408192
WHX CORP                       COM NEW          929248508      803    72973 SH       SOLE                    72973
AMGEN INC                      NOTE    3/0      031162AL4     9676 12315000 SH       SOLE                 12315000
GATEWAY INC                    NOTE 2.000%12/3  367626AD0     8402 12460000 SH       SOLE                 12460000
LSI LOGIC CORP                 NOTE 4.000% 5/1  502161AJ1    11679 11109000 SH       SOLE                 11109000
LEUCADIA NATL CORP             NOTE 3.750% 4/1  527288AX2     2168  2000000 SH       SOLE                  2000000
LEVEL 3 COMMUNICATIONS INC     NOTE 2.875% 7/1  52729NBA7      520   929000 SH       SOLE                   929000
MEDIACOM COMMUNICATIONS CORP   NOTE 5.250% 7/0  58446KAA3     7220  7243000 SH       SOLE                  7243000
SAFEGUARD SCIENTIFICS INC      DBCV 2.625% 3/1  786449AG3     7924 11416000 SH       SOLE                 11416000